Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Revenues	$ 1,748,200	$ 1,817,077	$ 1,180,250
EXPENSES:
Drilling units operating expenses	582,122	727,832	504,957
Depreciation and amortization	362,587	324,302	235,473
Impairment loss (Note 6)	414,986	0	0
General and administrative expenses	100,314	131,745	126,868
Loss on sale of fixed assets	5,177	0	0
Legal settlements and other, net (Note 16)	(2,591)	(721)	6,000
Operating income	285,605	633,919	306,952
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 12)	(280,348)	(300,131)	(220,564)
Interest income (Note 3)	9,811	12,227	9,595
Gain/ (Loss) on interest rate swaps (Note 9)	(11,513)	(12,671)	8,616
Gain from repurchase of Senior Notes (Note 8)	189,174	0	0
Other, net	(12,899)	4,282	3,315
Total other expenses, net	(105,775)	(296,293)	(199,038)
INCOME BEFORE INCOME TAXES	179,830	337,626	107,914
Income taxes (Note 13)	(99,816)	(77,823)	(44,591)
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC.	80,014	259,803	63,323
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC. COMMON STOCKHOLDERS (Note 14)	$ 78,839	$ 259,031	$ 63,221
EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 14)	$ 0.57	$ 1.96	$ 0.48
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 14)	138,757,176	131,837,227	131,727,504
Dividend declared per share	$ 0.38	$ 0.57	$ 0